As filed with the Securities and Exchange Commission on July 10, 1998


                                                            File Nos. 2-90519
                                                                     811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                 POST-EFFECTIVE
                               AMENDMENT NO. 25*
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26


                              CITIFUNDS TRUST II**
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             21 MILK STREET, 5th FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

   PHILIP W. COOLIDGE, 21 MILK STREET, 5th FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                       ROGER P. JOSEPH, BINGHAM DANA LLP,
                              150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110



      It is proposed that this filing will become effective on September 23, 1998, pursuant to paragraph (a) of Rule 485.

      The Premium Portfolios, on behalf of S&P 500 Index Portfolio, has also executed this registration statement.


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*   This filing relates only to shares of CitiFunds S&P 500 Index Portfolio.
**  Formerly, Landmark Funds II.

                               CITIFUNDS TRUST II
                      (CITIFUNDS S&P 500 INDEX PORTFOLIO)
                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET


N-1A
ITEM NO.     N-1A ITEM                                          LOCATION

PART A                                                          PROSPECTUS

Item 1.      Cover Page...................................      Cover Page
Item 2.      Synopsis.....................................      Expense Summary
Item 3.      Condensed Financial Information..............      Not Applicable
Item 4.      General Description of Registrant............      Investment Information; General
                                                                Information; Appendix
Item 5.      Management of the Fund.......................      Management; Expenses
Item 5A.     Management's Discussion of Fund Performance..      Not Applicable
Item 6.      Capital Stock and Other Securities...........      General Information; Voting and
                                                                Other Rights; Purchases;
                                                                Exchanges; Redemptions; Dividends
                                                                and Distributions; Tax Matters
Item 7.      Purchase of Securities Being Offered.........      Purchases; Exchanges; Redemptions
Item 8.      Redemption or Repurchase.....................      Purchases; Exchanges; Redemptions
Item 9.      Pending Legal Proceedings....................      Not Applicable

                                                                STATEMENT OF
                                                                ADDITIONAL
PART B                                                          INFORMATION

Item 10.     Cover Page...................................      Cover Page
Item 11.     Table of Contents............................      Table of Contents
Item 12.     General Information and History..............      The Trust
Item 13.     Investment Objectives and Policies...........      Investment Objective and Policies
Item 14.     Management of the Fund.......................      Management
Item 15.     Control Persons and Principal Holders of
             Securities...................................      Management
Item 16.     Investment Advisory and Other Services.......      Management
Item 17.     Brokerage Allocation and Other Practices.....      Portfolio Transactions
Item 18.     Capital Stock and Other Securities...........      Description of Shares, Voting
                                                                Rights and Liabilities
Item 19.     Purchase, Redemption and Pricing of Securities
             Being Offered................................      Description of Shares, Voting
                                                                Rights and Liabilities;
                                                                Determination of Net Asset Value;
                                                                Valuation of Securities;
                                                                Additional Redemption Information
Item 20.     Tax Status...................................      Certain Additional Tax Matters
Item 21.     Underwriters.................................      Management
Item 22.     Calculation of Performance Data..............      Performance Information
Item 23.     Financial Statements.........................      Financial Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
             Statement.


                                EXPLANATORY NOTE


      This Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A is being filed with respect to CitiFunds S&P 500 Index Portfolio, a series of the Registrant.

Prospectus September __, 1998

CitiFundsSM S&P 500 Index Portfolio

This Prospectus describes CitiFundsSM S&P 500 Index Portfolio, a diversified mutual fund in the CitiFunds Family of Funds. Citibank, N.A. is the investment manager.

This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information with the same date as this Prospectus (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by contacting the investor's Service Agent or by calling 1-800-625-4554. The Statement of Additional Information and other related materials are available on the SEC's Internet Web site (http://www.sec.gov).

REMEMBER THAT SHARES OF THE FUND:

      O     ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY;

      O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR ANY OF ITS AFFILIATES;

      O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

TABLE OF CONTENTS

Prospectus Summary                                                      3
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Expense Summary                                                         5
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Investment Information                                                  6
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Risk Considerations                                                     8
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Valuation of Shares                                                     9
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Purchases                                                               9
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Exchanges                                                               10
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Redemptions                                                             10
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Dividends and Distributions                                             11
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Management                                                              11
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Tax Matters                                                             14
-----------------------------------------------------------------------------

Performance Information                                                 14
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General Information                                                     15
-----------------------------------------------------------------------------

Appendix -- Permitted Investments and Investment Practices              18
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



PROSPECTUS SUMMARY

See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes CitiFundsSM S&P 500 Index Portfolio. The Fund is a diversified mutual fund.

INVESTMENT OBJECTIVE AND POLICIES: The Fund's objective is to track the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P
500). Of course, there can be no assurance that the Fund will achieve its objective.

The Fund invests primarily in equity securities of companies that make up the S&P 500. The Fund may also use various investment techniques, such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities. Because the Fund invests through an underlying Portfolio, all references in this Prospectus to the Fund include the Portfolio, except as otherwise noted.

INVESTMENT MANAGER AND DISTRIBUTOR: Citibank, N.A., a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $88 billion in assets worldwide. CFBDS, Inc. is the distributor of shares of the Fund. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any day the New York Stock Exchange is open for trading. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value, without a sales load or redemption fees. Shares are subject to a fee of up to 0.25% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of the CitiSelect(R) Portfolios and certain other CitiFunds. See "Exchanges."

DIVIDENDS: Dividends, if any, are declared and paid semi-annually. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

REINVESTMENT: All dividends and capital gains distributions may be received either in cash or in Fund shares at net asset value. See "Dividends and Distributions."

---------------
* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund.

WHO SHOULD INVEST: The Fund is designed for investors wishing to keep expenses low while seeking potentially high long-term returns and pursuing growth of capital and income from investments in large companies. Investors in the Fund should be willing to tolerate stock market fluctuations.

In managing the Fund, the investment manager will seek to track, rather than beat, the performance of the S&P 500 and will not judge the merits of any particular stock as an investment. Therefore, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. Equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. As a result, shares may be worth more or less at redemption than at the time of purchase.

Certain investment practices and techniques also may entail special risks. See "Risk Considerations" and the Appendix for more information.

EXPENSE SUMMARY

The following table summarizes estimated shareholder transaction and annual operating expenses for the Fund.* For more information on costs and expenses, see "Management" on page 11 and "General Information -- Expenses" on page 16.

                                                                       CITIFUNDS
                                                                       S&P 500
                                                                       INDEX
                                                                       PORTFOLIO
SHAREHOLDER TRANSACTION EXPENSES                                        NONE
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS):
Management Fees (2)                                                      0.20%
12b-1 Fees (including service fees) (1)                                  0.25%
Other Expenses (after fee waivers and reimbursements)(2)                 0.10%

Total Fund Operating Expenses (after fee waivers and reimbursements)(2)  0.55%

* This table is intended to assist investors in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at these levels. Because the Fund is newly organized, all amounts in the table and in the example below are estimated for the current fiscal year.

(1) Includes fees for distribution and shareholder servicing. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(2) Absent fee waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.25%, 0.62% and 1.12%, respectively.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

   ---------------------------------------     -------------------------
                                                    ONE         THREE
   CITIFUNDS S&P 500 INDEX PORTFOLIO                YEAR        YEARS
   ---------------------------------------     -------------------------
                                                    $6          $18
   ---------------------------------------     -------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $11 and $36, respectively. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE: The Fund's investment objective is to track the performance of the S&P 500.

The investment objective of the Fund may be changed by its Trustees without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES: The Fund attempts to duplicate the total return of the S&P
500. To do so, the Fund invests primarily in equity securities of companies that make up the S&P 500. Under normal market conditions, at least 80% of the Fund's assets will be invested in these securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

The S&P 500 is made up of 500 common stocks most of which trade on the New York Stock Exchange; it is a widely recognized, unmanaged index of common stock prices. Total returns for the S&P 500 assume reinvestment of dividends but do not include the effect of brokerage commissions or other fees. At some time in the future the Fund may select another index if such a standard of comparison is deemed to be more representative of the performance of the common stocks of large U.S. companies.

The Fund may not always hold all of the same securities as the S&P 500. The Manager may choose to exclude an index stock from the Fund and substitute a similar stock when it finds it necessary or desirable to do so. Even if the Fund's investments match the S&P 500 exactly, the Fund's returns could differ on a day-to-day basis because of differences in how the Fund and the sponsor of the S&P 500 value the underlying securities. The Fund's returns will also reflect the deduction of Fund expenses and the size and frequency of cash flows into and out of the Fund.

Standard & Poor's is neither an affiliate nor a sponsor of the Fund, and inclusion of a stock in the S&P 500 does not imply that it is a good investment.

CERTAIN ADDITIONAL INVESTMENT POLICIES:

OPTIONS AND FUTURES. The Fund can use various investment techniques to increase or decrease its exposure to changing security prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering to swap agreements, and purchasing indexed securities.

The Fund can use these practices in its effort to track the return of the S&P
500. If the Fund judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. In many cases, the futures contracts that may be purchased or sold by the Fund are standardized contracts traded on commodities exchanges or boards of trade. See the Appendix for more information.

TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

OTHER PERMITTED INVESTMENTS. For more information regarding the Fund's permitted investments and investment practices, see the Appendix. The Fund will not necessarily invest or engage in each of the investments and investment practices described in the Appendix but reserves the right to do so.

INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund, including a limitation that the Fund may borrow money from banks in an amount not to exceed 1/3 of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Except as otherwise indicated, the Fund's investment objective and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.

PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than other mutual funds. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

BROKERAGE TRANSACTIONS. In connection with the selection of brokers or dealers for securities transactions for the Fund and the placing of such orders, brokers or dealers may be selected who also provide brokerage and research services to the Fund or the other accounts over which Citibank or its affiliates exercise investment discretion. The Fund is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Citibank determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer.

RISK CONSIDERATIONS

The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

CORRELATION WITH THE S&P 500: The Fund seeks to achieve a 98% or better correlation between its total return and the total return of the S&P 500. The investment manager uses an indexing technique to structure the Fund's portfolio similarly to that of the S&P 500. The investment manager monitors correlation between the performance of the Fund and that of the S&P 500 on a monthly basis. Correlation is measured by comparing the Fund's monthly total returns to those of the S&P 500 over the most recent 36-month period. In the unlikely event that the Fund cannot achieve a correlation of 98% or better, the Trustees will consider alternative arrangements.

Differences between the S&P 500 and the Fund's portfolio may cause differences in performance. Even if the Fund's investments match the S&P 500 exactly, its returns could differ on a day-to-day basis because of differences in how the Fund and the S&P 500 are valued. The Fund normally values all of its investments at 4:00 p.m. Eastern time. The S&P 500 is valued by its sponsor, who may use different closing prices than the Fund does. The Fund's returns will reflect Fund expenses and the size and frequency of cash flows into and out of the Fund. Also, the Fund generally will hold cash in an amount determined necessary to fund shareholder redemptions. All of these factors will affect the Fund's correlation with the index.

CHANGES IN NET ASSET VALUE. The Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. This means that an investor's interest may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions.

INVESTMENT PRACTICES. Certain of the investment practices and techniques employed for the Fund may entail additional risks that are described in the Appendix. See the Appendix.

VALUATION OF SHARES

Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets of the Fund (including the Fund's interest in the Portfolio), then subtracting the Fund's liabilities, and then dividing the result by the number of the Fund's outstanding shares. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

Portfolio securities and other assets are valued primarily on the basis of market quotations, or if quotations are not available, by a method believed to accurately reflect fair value. Non-U.S. securities are generally valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In light of the non-U.S. nature of some of the Fund's investments, trading may take place in securities held by the Fund on days that are not Business Days and on which it will not be possible to purchase or redeem shares of the Fund.

PURCHASES

Shares of the Fund are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value next determined after an order is transmitted to and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

While there is no sales load imposed on shares of the Fund, the Distributor receives fees from the Fund pursuant to a Service Plan. See "Management -- Distribution Arrangements."

Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Service Agents may receive certain fees from the Distributor and/or the Fund. See "Management -- Distribution Arrangements." Investors should contact their Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

From time to time CFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits and other sources available to it. The Distributor also may make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Fund. The amounts of these payments will be determined by the Distributor in its sole discretion and may vary among different dealers.

EXCHANGES

Shares may be exchanged for shares of the CitiSelect Portfolios and certain other CitiFunds, or may be acquired through an exchange of shares of those funds.

Shareholders may place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, through their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Transfer Agent. See "Valuation of Shares." Shares of the Fund may be exchanged only after payment in federal funds for the shares has been received by the Transfer Agent.

This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange Commission rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

REDEMPTIONS

Fund shares may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Transfer Agent. Each Service Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Shareholders should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the next Business Day, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value; Valuation of Securities; Additional Redemption Information" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net income from dividends and interest, if any, is paid to its shareholders of record as a dividend semi-annually.

The Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually. The Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

A shareholder may elect to receive dividends and capital gains distributions in either cash or additional shares of the Fund issued at net asset value.

MANAGEMENT

TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of CitiFunds Trust II. The Portfolio is supervised by the Board of Trustees of The Premium Portfolios. In each case, a majority of the Trustees are not affiliated with Citibank. More information on the Trustees and officers of the Fund and the Portfolio appears under "Management" in the Statement of Additional Information.

INVESTMENT MANAGER: The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $88 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

Subject to policies set by the Trustees, Citibank is responsible for overall management of the Fund and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Pursuant to a sub-administrative services agreement with Citibank, CFBDS performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and CFBDS. CFBDS's compensation as sub-administrator is paid by Citibank.

[Portfolio manager discussion to follow.]

MANAGEMENT FEES. For the services of Citibank under the Management Agreements with respect to the Fund and the Portfolio, the Fund and the Portfolio pay an aggregate fee, which is computed daily and paid monthly, at the annual rate of 0.20% of the Fund's average net assets. Citibank may voluntarily agree to waive a portion of its management fee.

BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreement and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or a Service Agent the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian of the Fund's assets. Securities may be held by a sub-custodian bank approved by the Trustees. State Street also provides fund accounting services and calculates the daily net asset value for the Fund. The principal business address of State Street is 225 Franklin Street, Boston, MA 02110.

DISTRIBUTION ARRANGEMENTS: CFBDS, 21 Milk Street, 5th Floor, Boston, MA 02109 (telephone: (617) 423-1679) is the Distributor of the Fund's shares. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. These fees may be used to make payments to the Distributor for distribution services and to Service Agents and others as compensation for the sale of shares of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. In those states where CFBDS is not a registered broker-dealer, shares of the Fund are sold through Signature Broker-Dealer Services, Inc., as dealer.

The amounts paid by the Distributor to each Service Agent and other recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided by the Service Agent.

The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

During the period they are in effect, the Service Plan and Distribution Agreement obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

TAX MATTERS

This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. The Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce the Fund's dividends.

Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Such capital gains may be taxable to shareholders that are individuals, estates or trusts at maximum rates of 20%, 25% or 28%, depending on the source of the gains.

Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares just before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

PERFORMANCE INFORMATION

Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.


GENERAL INFORMATION

ORGANIZATION: The Fund is a diversified series of CitiFunds Trust II. CitiFunds Trust II is a Massachusetts business trust organized on April 13, 1984; it also is an open-end management investment company registered under the 1940 Act. Prior to January 7, 1998 CitiFunds Trust II was called Landmark Funds II. CitiFunds Trust II currently has six active series.

The Fund is a diversified mutual fund. Under the 1940 Act, a diversified mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

The Fund invests in the Portfolio. The Portfolio is a series of The Premium Portfolios, a New York trust which also is an investment company registered under the 1940 Act.

VOTING AND OTHER RIGHTS: CitiFunds Trust II may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of CitiFunds Trust II have equal voting rights except that, in matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.

At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Service Agent is the holder of record.

As a Massachusetts business trust, CitiFunds Trust II is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agent and tax and retirement advisers.

EXPENSES: In addition to amounts payable under its Management Agreement and Service Plan, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank or the Distributor, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

All fee waivers are voluntary and may be reduced or terminated at any time.

YEAR 2000: The Fund could be adversely affected if the computer systems used by the Fund or its service providers are not programmed to accurately process information on or after January 1, 2000. The Fund, and its service providers, are making efforts to resolve any potential Year 2000 issues. While it is likely that these efforts will be successful, the failure to implement any necessary modifications to computer systems used by the Fund or its service providers could result in an adverse impact on the Fund.

COUNSEL AND INDEPENDENT AUDITOR: Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, is counsel for the Fund. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, serves as independent auditor for the Fund.

                         ------------------------------

The Statement of Additional Information dated the date hereof contains more detailed information about the Fund, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers and investment manager, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P). S&P makes no representation or warranty, implied or express, to purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein.

S&P's only relationship to the Fund is the licensing of the S&P marks and S&P 500, which is determined, composed and calculated by S&P without regard to the Fund. "Standard & Poor's 500," "S&P 500(R)", "Standard & Poor's(R)," "S&P(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc.

S&P has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

APPENDIX

PERMITTED INVESTMENTS AND
INVESTMENT PRACTICES

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements in order to earn a return on temporarily available cash. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Fund would not exceed 30% of the Fund's net assets.

In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Fund could experience a loss.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

NON-U.S. SECURITIES. The Fund may invest a portion of its assets in non-U.S. securities. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund. Prices at which the Fund may acquire securities may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund.

Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

The Fund may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies;

such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratio of the Fund may be higher than that of a fund investing exclusively in U.S. securities.

RULE 144A SECURITIES. The Fund may purchase restricted securities that are not registered for sale to the general public. If it is determined that there is a dealer or institutional market in the securities, the securities will not be treated as illiquid for purposes of the Fund's investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities," because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, assets of the Fund may be invested in shares of other investment companies.

SHORT SALES "AGAINST THE BOX." In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Fund may make a short sale as a hedge, when it believes that the value of a security owned by the Fund (or a security convertible or exchangeable for such security) may decline. Not more than 40% of the Fund's total assets would be involved in short sales "against the box."

SWAPS AND RELATED TRANSACTIONS. The Fund may enter into swap agreements with other institutional investors with respect to equity securities, foreign currencies and interest rates and may enter into other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments.

The Fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying and selling a floor.

Swap agreements are subject to the Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities, and the Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

FUTURES. Because the value of a futures contract changes based on the price of the underlying security or other asset, futures contracts are considered to be "derivatives." When the Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater than the amount of the Fund's initial margin deposit. The Fund does not currently intend to enter into a futures contract if, as a result, the initial margin deposits on all of the Fund's futures contracts would exceed approximately 5% of the Fund's net assets. Also, the Fund intends to limit its futures contracts so that the value of the securities covered by its futures contracts would not generally exceed 50% of the Fund's other assets and to segregate sufficient assets to meet its obligations under outstanding futures contracts.

The ability of the Fund to utilize futures contracts successfully will depend on the Fund's ability to predict stock price movements, which cannot be assured. In addition to general risks associated with any investment, the use of futures contracts entails the risk that, to the extent the Fund's view as to stock price movements is incorrect, the use of futures contracts, even for hedging purposes, could result in losses greater than if they had not been used. This could happen, for example, if there is a poor correlation between price movements of futures contracts and price movements in the Fund's related portfolio position. Also, the futures markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. When futures contracts are used for hedging, even if they are successful in minimizing the risk of loss due to a decline in the value of the hedged position, at the same time they limit any potential gain which might result from an increase in value of such position. As noted, the Fund may also enter into transactions in futures contracts for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, the Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be extremely volatile from time to time, which could increase the risks incurred by the Fund in entering into such transactions.

The use of futures contracts potentially exposes the Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases the Fund's potential for both gain and loss. As noted above, the Fund intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund.

OPTIONS. The Fund may write (sell) covered call and put options and purchase call and put options on securities and securities indices. The Fund will write options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium.

By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

The Fund may purchase and write options on stock index futures contracts. Such investment strategies will be used for hedging and non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by the Fund in order to protect against declines in values of portfolio securities or against increases in the cost of securities to be acquired.

Purchase of options on futures contracts may present less risk in hedging the investment portfolio of the Fund than the purchase or sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction.

Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges.

Transactions in options, futures contracts and options on futures contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, the Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

INDEXED SECURITIES. Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 as accurately as direct investments in the S&P 500.

                                                       Statement of
                                                       Additional Information
                                                           September __, 1998

CITIFUNDSSM S&P 500 INDEX PORTFOLIO

CitiFunds S&P 500 Index Portfolio (the "Fund") is a series of CitiFunds Trust II (the "Trust"). The Trust is an investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The address and telephone number of the Trust are 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, (617) 423-1679. The Fund is permitted to invest all or a portion of its assets in one or more other investment companies. Currently, the Fund invests its assets in the S&P 500 Index Portfolio, a series of The Premium Portfolios (the "Portfolio Trust"). The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


Table of Contents                                                         Page

1.  The Trust............................................................. 2
2.  Investment Objective and Policies..................................... 2
3.  Description of Permitted Investments and Investment Practices......... 3
4.  Investment Restrictions...............................................15
5.  Performance Information...............................................16
6.  Determination of Net Asset Value; Valuation of Securities;
     Additional Redemption Information....................................17
7.  Management............................................................19
8.  Portfolio Transactions................................................26
9.  Description of Shares, Voting Rights and Liabilities..................27
10. Certain Additional Tax Matters........................................29
11. Financial Statements..................................................31
12. Appendix - The S&P 500................................................32

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's
Prospectus, dated September __, 1998. This Statement of Additional Information should be read in conjunction with the Fund's Prospectus, a copy of which may be obtained by an investor without charge by calling 1-800-625-4554.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.


                                  1. THE TRUST

CitiFunds Trust II is a registered management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. Prior to January 7, 1998, the Trust was called Landmark Funds II. This Statement of Additional Information describes shares of CitiFunds S&P 500 Index Portfolio (the "Fund"), which is one of six active series of the Trust. References in this Statement of Additional Information to the "Prospectus" of the Fund are to the Prospectus, dated September __, 1998, of the Fund.

The Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, the rules and regulations thereunder, and exemptive orders granted under such Act. Currently, the Fund invests its assets in the S&P 500 Index Portfolio (the "Portfolio"), a series of The Premium Portfolios. The Portfolio is an open-end, diversified management investment company. All references in this Statement of Additional Information to the Fund include the Fund's underlying Portfolio, except as otherwise noted. In addition, references to the Trust include the Portfolio Trust, except as otherwise noted.

Citibank, N.A. ("Citibank" or the "Manager") is the manager of the Portfolio. Citibank manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. The selection of investments for the Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Fund and the Portfolio, respectively. Shares of the Fund are continuously sold by CFBDS, Inc., the Fund's distributor ("CFBDS" or the "Distributor"). Shares of the Fund are sold at net asset value. CFBDS may receive distribution fees from the Fund pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


                      2. INVESTMENT OBJECTIVE AND POLICIES

The Fund's objective is to track the performance of the Standard & Poor's 500 Composite Stock Price Index* (the "S&P 500").

The investment objective of the Fund may be changed by its Trustees without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

---------------
* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund.

The Fund invests primarily in equity securities of companies that make up the S&P 500. The Fund may also use various investment techniques, such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities.

The Fund's Prospectus contains a discussion of the various types of securities in which the Fund may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund.

The Trust may withdraw the investment of the Fund from its underlying Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with the investment policies described herein with respect to the Fund. The policies described above and those described below are not fundamental and may be changed without shareholder approval.


                    3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

OPTIONS

The Fund may write covered call and put options and purchase call and put options on securities and securities indices. Call and put options written by the Fund may be covered in the manner set forth below.

A call option written by the Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains cash, short term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

The Fund may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to
(i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

The Fund may cover call options on stock indices by owning securities whose price changes, in the opinion of the Fund, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. The Fund may cover put options on stock indices by maintaining cash, short-term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options on stock indices to hedge the Fund's investments against a decline in value. By purchasing a put option on a stock index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

The purchase of call options on stock indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

FUTURES CONTRACTS

The Fund may enter into stock index futures contracts. This investment strategy will be used for hedging purposes and for nonhedging purposes, subject to applicable law.

A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when the Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

The Fund may enter into stock index futures contracts to gain stock market exposure while holding cash available for investments and redemptions.

Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position.

In addition, the ability effectively to hedge all or a portion of the Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where the Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy and sell.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Investments in futures contracts also entail the risk that if the Fund's investment judgment about the general direction of the market is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into.

Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the Fund's hedging strategies.

CFTC regulations require compliance with certain limitations in order to assure that the Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit the Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish the Fund's non-hedging futures positions would exceed 5% of the Fund's net assets.

The Fund will comply with this CFTC requirement, and the Fund currently intends to adhere to the additional policies described below. First, an amount of cash or cash equivalents will be maintained by the Fund in a segregated account with the Fund's custodian so that the amount so segregated, plus the initial margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that the Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by the Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

The use of futures contracts may increase the amount of taxable income of the Fund and may affect the amount, timing and character of the Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

OPTIONS ON FUTURES CONTRACTS

The Fund may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series, (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

Options on futures contracts that are written or purchased by the Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

The Fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account with its custodian. The Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash, short-term money market instruments or high quality debt securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. The Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If the Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for the Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

INDEXED SECURITIES

Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 as accurately as direct investments in the S&P 500.

SECURITIES OF NON-U.S. ISSUERS

The Fund may invest in securities of non-U.S. issuers. Investing in securities of foreign issuers may involve significant risks not present in domestic investments. For example, the value of such securities fluctuates based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payments, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Fund to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement. ADRs, EDRs and GDRs are subject to many of the same risks that apply to other investments in non-U.S. securities.

ADRs, EDRs, and GDRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

The Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the Fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the value of Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investment in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements collateralized by securities in which the Fund may otherwise invest. Repurchase agreements are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act repurchase agreements may be considered to be loans by the buyer. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Fund are fully collateralized, with such collateral being marked to market daily.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

RULE 144A SECURITIES

Consistent with applicable investment restrictions, the Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless the Board of Trustees of the Trust determine, based on the trading markets for the specific restricted security, that it is liquid. The Trustees have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trust's Trustees will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

LENDING OF SECURITIES

Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of cash collateral (subject to a rebate payable to the borrower) or a fee from the borrower in the event the collateral consists of securities. Where the borrower provides the Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund, would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Fund to be of good standing, and when, in the judgment of the Fund, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Fund could suffer loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Fund determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Fund's total assets.

SWAPS AND RELATED TRANSACTIONS

The Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. A collar arrangement combines elements of buying and selling a floor.

The Fund will maintain liquid assets with its custodian to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (i.e., the two payments streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain liquid assets with its custodian with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will maintain liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the Fund is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. The Fund will not enter into any swap unless the Fund deems the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

SHORT SALES "AGAINST THE BOX"

In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund, in accordance with applicable investment restrictions, may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position is maintained for the Fund by the custodian or qualified sub-custodian. While the short sale is open, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities is maintained in a segregated account for the Fund. These securities constitute the Fund's long position.

The Fund does not engage in short sales against the box for investment purposes. The Fund may, however, make a short sale against the box as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount the Fund owns. There are certain additional transaction costs associated with short sales against the box, but the Fund endeavors to offset these costs with the income from the investment of the cash proceeds of short sales.

The Fund does not expect that more than 40% of its total assets would be involved in short sales against the box. The Fund does not currently intend to engage in such sales.


                           4. INVESTMENT RESTRICTIONS

The Trust, on behalf of the Fund, and the Portfolio Trust, on behalf of the Portfolio, have each adopted the following policies which may not be changed with respect to the Fund or Portfolio without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

Neither the Fund nor the Portfolio may:

(1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio, taken at market value. It is intended that the Fund or Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or beneficial interests in the Portfolio while effecting an orderly liquidation of portfolio securities.

(2) Underwrite securities issued by other persons except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

(3) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's or Portfolio's total assets (taken at market value), (b) through the use of repurchase agreements or fixed time deposits or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund or Portfolio from purchasing or selling futures contracts or options thereon, and the Fund and Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or Portfolio).

(5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's or Portfolio's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund or Portfolio is not considered a violation of policy.


                           5. PERFORMANCE INFORMATION

A total rate of return quotation for the Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

Any current yield quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

Comparative performance information may be used from time to time in advertising shares of the Fund, including data from Lipper Analytical Services, U.S. and other industry sources and publications. From time to time the Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for the Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past economic or financial conditions, developments and events.


               6. DETERMINATION OF NET ASSET VALUE; VALUATION OF
                 SECURITIES; ADDITIONAL REDEMPTION INFORMATION

The net asset value per share of the Fund is determined each day which the New York Stock Exchange is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of the Fund is made once each day as of the close of regular trading on such Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets of the Fund (including the Fund's interest in the Portfolio), then subtracting the liabilities of the Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there where no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission ("SEC"), exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                 7. MANAGEMENT

The Trustees and officers of the Trust and the Portfolio Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Trust. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, 5th Floor, Boston, Massachusetts 02109. The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE* (aged 47) -- President of the Trust and the Portfolio Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY (aged 72) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (aged 58) -- Professor, Babson College (since September
1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September 1992 to September 1993); Professor, Darden Graduate School of Business, University of Virginia (September 1978 to September 1993); Trustee, The Highland Family of Funds (since March 1997). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY (aged 47) -- President, Global Research Associates, Inc. (Investment Research) (since August 1990); Manager, Rockefeller & Co. (March 1988 to July 1990); Trustee, Mainstay Institutional Funds (since December
1990). Her address is P.O. Box 9572 New Haven, Connecticut.

C. OSCAR MORONG, JR. (aged 63) -- Managing Director, Morong Capital Management (since February 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired, January 1993); Director, Indonesia Fund; Trustee, MAS Funds (since 1993). His address is 1385 Outlook Drive, West, Mountainside, New Jersey.

E. KIRBY WARREN (aged 64) -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR. (aged 78) -- Vice President - Investments, Sun Company, Inc. (retired, April 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.

TRUSTEES OF THE PORTFOLIO TRUST

ELLIOTT J. BERV (aged 55) -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June 1992); President, Chief Operating Officer and

Director, Deven International, Inc. (International Consultants) (June 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984). His address is 15 Stowaway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE* (aged 47) -- President of the Trust and the Portfolio Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

MARK T. FINN (aged 55) -- President and Director, Delta Financial, Inc. (since June 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April 1990); Director, Vantage Consulting Group, Inc. (since October 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

C. OSCAR MORONG, JR. (aged 63) -- Managing Director, Morong Capital Management (since February 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired, January 1993); Director, Indonesia Fund; Trustee, MAS Funds (since 1993). His address is 1385 Outlook Drive, West, Mountainside, New Jersey.

WALTER E. ROBB, III (aged 72) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since
1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

PHILIP W. COOLIDGE* (aged 47) -- President of the Trust and the Portfolio Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

CHRISTINE A. DRAPEAU* (aged 28) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since January 1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996); Graduate Student, Bentley College (prior to December 1994).

TAMIE EBANKS-CUNNINGHAM* (aged 25) -- Assistant Secretary of the Trust and the Portfolio Trust; Office Manager, Signature Financial Group (Cayman) Ltd. (Since April 1995); Administrator, Cayman Islands Primary School (prior to April
1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

JOHN R. ELDER* (aged 50) -- Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, CFBDS (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March 1995).

LINDA T. GIBSON* (aged 33) -- Secretary of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, CFBDS (since October 1992).

JOAN R. GULINELLO* (aged 42) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since October 1993); Secretary, CFBDS (since October 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October 1993).

JAMES E. HOOLAHAN* (aged 51) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI* (aged 34) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group (Cayman) Ltd. (since August 1994); Fund Compliance Administrator, Concord Financial Group (November 1990 to August 1994). Her address is Suite 193, 12 Church St., Hamilton HM 11, Bermuda.

MOLLY S. MUGLER* (aged 46) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

CLAIR TOMALIN* (aged 29) -- Assistant Secretary of the Trust and the Portfolio Trust; Office Manager, Signature Financial Group (Europe) Limited (since 1993). Her address is 117 Charterhouse Street, London ECIM 6AA.

SHARON M. WHITSON* (aged 50) -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc.

JULIE J. WYETZNER* (aged 39) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.

The Trustees and officers of the Trust and the Portfolio Trust also hold comparable positions with certain other funds for which CFBDS, Signature Financial Group, Inc., or their affiliates serve as the distributor, administrator or subadministrator.

The following table shows estimated Trustee compensation for the period indicated.


                                            Pension or                        Total
                                            Retirement       Estimated     Compensation
                              Aggregate      Benefits         Annual      from the Trust
                            Compensation    Accrued as       Benefits        and Fund
                            from the Fund   Part of Fund      Upon         Complex Paid to
 Trustee                        (1)          Expenses      Retirement      Trustees (1)(2)

Philip Coolidge                 $0             None            None             $0
Riley C. Gilley                $891            None            None          $50,000
Diana R. Harrington            $896            None            None          $57,000
Susan B. Kerley                $892            None            None          $59,000
C. Oscar Morong, Jr.           $900            None            None          $70,000
E. Kirby Warren                $892            None            None          $50,000
William S. Woods, Jr.          $896            None            None          $58,000


(1) Information is estimated for the fiscal year ending October 31, 1998.
(2) Messrs. Coolidge, Gilley, Morong, Warren and Woods and Mses. Harrington and Kerley are trustees of 60, 35, 34, 32, 34, 33 and 33 funds and portfolios, respectively, in the family of open-end registered investment companies advised or managed by Citibank.

As of the date of this Statement of Additional Information, there are no outstanding shares of the Fund.

The Declaration of Trust of each of the Trust and the Portfolio Trust provides that the Trust or the Portfolio Trust, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or the Portfolio Trust, as the case may be, unless, as to liability to the Trust or the Portfolio Trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or the Portfolio Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or the Portfolio Trust or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

Citibank serves as the manager of the Fund and of the Portfolio and provides certain administrative services to the Trust and the Portfolio Trust pursuant to separate management agreements (the "Management Agreements"). Subject to policies as the Board of Trustees of the Portfolio Trust may determine, Citibank manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that Citibank may delegate the daily management of the securities of the Portfolio to one or more subadvisers. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Management Agreement with respect to the Portfolio will continue in effect until August 7, 2000 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement with the Trust with respect to the Fund will continue in effect until August 7, 2000, and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

Citibank provides the Trust and Portfolio Trust with general office facilities and supervises the overall administration of the Trust and Portfolio Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's or the Portfolio Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust or Portfolio Trust. Trustees, officers, and investors in the Trust or Portfolio Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise, and directors, officers and employees of Citibank are or may become similarly interested in the Trust or Portfolio Trust.

Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or the Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

The Prospectus contains a description of the fees payable to Citibank for services under each of the Management Agreements. Citibank may reimburse the Portfolio or Fund or waive all or a portion of its management fees.

Pursuant to separate sub-administrative services agreements with Citibank, CFBDS and Signature Financial Group (Cayman) Ltd. ("SFG") perform such sub-administrative duties for the Trust and the Portfolio Trust, respectively, as from time to time are agreed upon by Citibank, CFBDS and SFG, as appropriate. For performing such sub-administrative services, CFBDS and SFG receive compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreements with the Trust and the Portfolio Trust, respectively. All such compensation is paid by Citibank.

DISTRIBUTOR

CFBDS, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by the Trust's Board of Trustees and by vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

Under a Service Plan for shares of the Fund (the "Service Plan") which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Such fees may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called "Service Agents") that have entered into service agreements with the Distributor and others in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

The Service Plan obligates the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Service Plan for the Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

From time to time the Distributor may make payments for distribution out of its past profits or any other sources available to it.

The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to such Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Service Plan may be terminated with respect to the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits or any other source available to it.

TRANSFER AGENT AND CUSTODIAN

The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as transfer agent for the Fund. The Trust also has entered into a Custodian Agreement and the Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for the Fund. See "Transfer Agent, Custodian and Fund Accountant" in the Prospectus for additional information.

The Portfolio Trust, on behalf of the Portfolio, has entered into a Custodian Agreement with State Street pursuant to which State Street acts as custodian for the Portfolio. The Portfolio Trust, on behalf of the Portfolio, also has entered into the Fund Accounting Agreement with State Street Cayman Trust Company, Ltd. ("State Street Cayman") pursuant to which State Street Cayman provides fund accounting services for the Portfolio. State Street Cayman also provides transfer agency services to the Portfolio.

The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of State Street Cayman is P.O. Box 2508 GT, Grand Cayman, British West Indies.

AUDITORS

PricewaterhouseCoopers LLP are the independent accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers are the chartered accountants for the Portfolio Trust. The address of PricewaterhouseCoopers is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5K 1G8.

                           8. PORTFOLIO TRANSACTIONS

The Trust trades securities for the Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for the Fund are made by a portfolio manager who is an employee of Citibank and who is appointed and supervised by its senior officers. Each portfolio manager may serve other clients of Citibank in a similar capacity.

In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or the other accounts over which Citibank or its affiliates exercise investment discretion. Citibank is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Citibank determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which Citibank and its affiliates have with respect to accounts over which they exercise investment discretion. The Trustees of the Trust periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

The investment advisory fees that the Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of Citibank's other clients. Investment decisions for the Fund and for Citibank's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other portfolios managed by Citibank occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.


            9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the

Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

Share certificates will not be issued.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of the state of New York. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                      10. CERTAIN ADDITIONAL TAX MATTERS

The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund, although non-U.S. source income earned by the Fund may be subject to non-U.S. withholding or other taxes. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

The portion of the Fund's ordinary income dividends attributable to dividends received in respect to equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual shareholder will be eligible for reduced tax rates if the shares were held for more than eighteen months. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

The Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

The Fund may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes may be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold. Investment by the Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by the Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

If the Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not qualify or elect to "pass through" to its shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

The Fund will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the U.S. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) tax at the rate of 31% on certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.


                            11. FINANCIAL STATEMENTS

The Fund is newly-organized and has not yet issued financial statements.

                                                                    APPENDIX

                                  THE S&P 500

The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The S&P 500 consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. Standard & Poor's may change the index's composition from time to time. The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the Fund bears.

S&P's only relationship to the Fund is the licensing of the S&P marks and S&P 500, which is determined, composed and calculated by S&P without regard to the Fund. "Standard & Poor's 500," "S&P 500(R)", "Standard & Poor's(R)," "S&P(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc.

S&P has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

The following is a list of the 500 stocks comprising the S&P 500 as of June 22, 1998:

Abbott Laboratories (ABT); Adobe Systems (ADBE); Advanced Micro Dev (AMD); Aeroquip-Vickers Inc (ANV); Aetna Inc (AET); Ahmanson(H F);& Co (AHM); Air Products & Chem (APD); AirTouch Communications (ATI); Alberto-Culver Cl'B'
(ACV); Albertson's, Inc (ABS); Alcan Aluminium Ltd (AL); Allegheny Teledyne
(ALT); Allergan, Inc (AGN); AlliedSignal Inc (ALD); Allstate Corp (ALL); ALLTEL Corp (AT); Aluminum Co of Amer (AA); ALZA Corp (AZA); Amer Electric Pwr (AEP); Amer Express (AXP); Amer General (AGC); Amer Greetings Cl'A' (AM); Amer Home Products (AHP); Amer Intl Group (AIG); Amer Stores (ASC); Amerada Hess (AHC); Ameren Corp (AEE); Ameritech Corp (AIT); Amgen Inc (AMGN); Amoco Corp (AN); AMP Inc (AMP); AMR Corp (AMR); Anadarko Petroleum (APC); Andrew Corp (ANDW); Anheuser-Busch Cos (BUD); Aon Corp (AOC); Apache Corp (APA); Apple Computer
(AAPL); Applied Materials (AMAT); Archer-Daniels-Midland (ADM); Armco Inc (AS); Armstrong World Indus (ACK)ASARCO Inc (AR); Ascend Communications (ASND); Ashland Inc (ASH); Associates First Capital'A' (AFS); AT&T Corp (T); Atlantic Richfield (ARC); Autodesk, Inc (ADSK); Automatic Data Proc (AUD); AutoZone Inc
(AZO); Avery Dennison Corp (AVY); Avon Products (AVP); Baker Hughes Inc (BHI); Ball Corp (BLL); Baltimore Gas & El (BGE); Banc One Corp (ONE); Bank of New York (BK); BankAmerica Corp (BAC); BankBoston Corp (BKB); Bankers Trust (BT); Bard (C.R.);(BCR); Barrick Gold (ABX); Battle Mtn Gold (BMG); Bausch & Lomb
(BOL); Baxter International (BAX); Bay Networks (BAY); BB&T Corp (BBK); Becton, Dickinson (BDX); Bell Atlantic Corp (BEL); BellSouth Corp (BLS); Bemis Co
(BMS); Beneficial Corp (BNL); Bestfoods (BFO); Bethlehem Steel (BS); Biomet, Inc (BMET); Black & Decker Corp (BDK); Block (H & R); (HRB); Boeing Co (BA); Boise Cascade (BCC); Boston Scientific (BSX); Briggs & Stratton (BGG);

Bristol-Myers Squibb (BMY); Brown-Forman Cl'B' (BF.B); Browning-Ferris Indus
(BFI); Brunswick Corp (BC); Burlington Northern Santa Fe (BNI); Burlington Resources (BR); Cabletron Systems (CS); Campbell Soup (CPB); Cardinal Health
(CAH); Carolina Pwr & Lt (CPL); Case Corp (CSE); Caterpillar Inc (CAT); CBS Corp (CBS); Cendant Corp (CD); Centex Corp (CTX); Central & So. West (CSR); Ceridian Corp (CEN); Champion Intl (CHA); Chase Manhattan (CMB); Chevron Corp
(CHV); Chrysler Corp (C); Chubb Corp (CB); CIGNA Corp (CI); Cincinnati Financial (CINF); Cincinnati Milacron (CMZ); CINergy Corp (CIN); Circuit City Strs-CrctCtyGrp (CC); Cisco Systems (CSCO); Citicorp (CCI); Clear Channel Commun (CCU); Clorox Co (CLX); Coastal Corp (CGP); Coca-Cola Co (KO); CognizantCorp (CZT); Colgate-Palmolive (CL); Columbia Energy Group (CG); Columbia/HCA Hlthcare (COL); Comcast Cl'A'Spl(non-vtg); (CMCSK); Comerica Inc
(CMA); Compaq Computer (CPQ); Computer Assoc Intl (CA); Computer Sciences
(CSC); ConAgra Inc (CAG); Conseco Inc (CNC); Consolidated Edison (ED); Consolidated Nat Gas (CNG); Consolidated Stores (CNS); Cooper Indus (CBE); Cooper Tire & Rubber (CTB); Coors (Adolph)Cl'B' (ACCOB); Corning Inc (GLW); Costco Cos (COST); Countrywide Credit Indus (CCR); Crane Co (CR); Crown Cork & Seal (CCK); CSX Corp (CSX); Cummins Engine (CUM); CVS Corp (CVS); Cyprus Amax Minerals (CYM); Dana Corp (DCN); Darden Restaurants (DRI); Data General (DGN); Dayton Hudson (DH); Deere & Co (DE); Dell Computer Corp (DELL); Delta Air Lines
(DAL); Deluxe Corp (DLX); Dillard's Inc'A' (DDS); Disney (Walt); Co (DIS); Dominion Resources (D); Donnelley(RR)& Sons (DNY); Dover Corp (DOV); Dow Chemical (DOW); Dow Jones & Co (DJ); Dresser Industries (DI); DSC Communications (DIGI); DTE Energy (DTE); Duke Energy (DUK); Dun & Bradstreet
(DNB); duPont(EI)deNemours (DD); Eastern Enterprises (EFU); Eastman Chemical
(EMN); Eastman Kodak (EK); Eaton Corp (ETN); Echlin Inc (ECH); Ecolab Inc
(ECL); Edison Intl (EIX); EG&G Inc (EGG); EMC Corp (EMC); Emerson Electric
(EMR); Engelhard Corp (EC); Enron Corp (ENE); Entergy Corp (ETR); Equifax Inc
(EFX); Exxon Corp (XON); FDX Corp (FDX); Federal Home Loan (FRE); Federal Natl Mtge (FNM); Federated Dept Stores (FD); Fifth Third Bancorp (FITB); First Chicago NBD (FCN); First Data (FDC); First Union Corp (FTU); FirstEnergy Corp
(FE); Fleet Financial Group (FLT); Fleetwood Enterpr (FLE); Fluor Corp (FLR); FMC Corp (FMC); Ford Motor (F); Fort James (FJ); Fortune Brands (FO); Foster Wheeler (FWC); FPL Group (FPL); Franklin Resources (BEN); Freep't McMoRan Copper&Gold'B' (FCX); Frontier Corp (FRO); Fruit of The Loom'A' (FTL); Gannett Co (GCI); Gap Inc (GPS); Gateway 2000 (GTW); Genl Dynamics (GD); Genl Electric
(GE); Genl Instrument (GIC); Genl Mills (GIS); Genl Motors (GM); Genl Re Corp
(GRN); Genl Signal (GSX); Genuine Parts (GPC); Georgia-Pacific (Ga-Pac Grp);
(GP); Giant FoodCl'A' (GFS.A); Gillette Co (G); Golden West Finl (GDW); Goodrich (B.F.); (GR); Goodyear Tire & Rub (GT); GPU Inc (GPU); Grace (W.R.); & Co (GRA); Grainger (W.W.); (GWW); Great Atl & Pac Tea (GAP); Great Lakes Chemical (GLK); Green Tree Finl (GNT); GTE Corp (GTE); Guidant Corp (GDT); Halliburton Co (HAL); Harcourt General (H); Harnischfeger Indus (HPH); Harrah's Entertainment (HET); Harris Corp (HRS); Hartford Finl Svcs Gp (HIG); Hasbro Inc
(HAS); HBO & Co (HBOC); HEALTHSOUTH Corp (HRC); Heinz (H.J.); (HNZ); Helmerich & Payne (HP); Hercules, Inc (HPC); Hershey Foods (HSY); Hewlett-Packard (HWP); Hilton Hotels (HLT); Home Depot (HD); Homestake Mining (HM); Honeywell, Inc
(HON); Household Intl (HI); Houston Indus (HOU); Humana Inc (HUM); Huntington Bancshares (HBAN); Ikon Office Solutions (IKN); Illinois Tool Works (ITW); Inco Ltd (N); Ingersoll-Rand (IR); Inland Steel Indus (IAD); Intel Corp (INTC); Interpublic Grp Cos (IPG); Intl Bus. Machines (IBM); Intl Flavors/Fragr (IFF); Intl Paper (IP); ITT Industries (IIN); Jefferson-Pilot (JP); Johnson & Johnson
(JNJ); Johnson Controls (JCI); Jostens Inc (JOS); K mart (KM); Kaufman & Broad Home (KBH); Kellogg Co (K); Kerr-McGee (KMG); KeyCorp (KEY); Kimberly-Clark
(KMB); King World Prod'ns (KWP); KLA-Tencor Corp (KLAC); Knight-Ridder Inc
(KRI); Kroger Co (KR); Laidlaw Inc (LDW); Lehman Br Holdings (LEH); Lilly
(Eli); (LLY); Limited Inc (LTD); Lincoln Natl Corp (LNC); Liz Claiborne (LIZ);

Lockheed Martin (LMT); Loews Corp (LTR); Longs Drug Stores (LDG); Louisiana Pacific (LPX); Lowe's Cos (LOW); LSI Logic (LSI); Lucent Technologies (LU); Mallinckrodt Inc (MKG); Manor Care (MNR); Marriott Intl 'A' (MAR); Marsh & McLennan (MMC); Masco Corp (MAS); Mattel, Inc (MAT); May Dept Stores (MAY); Maytag Corp (MYG); MBIA Inc (MBI); MBNA Corp (KRB); McDermott Intl (MDR); McDonald's Corp (MCD); McGraw-Hill Companies (MHP); MCI Communications Corp
(MCIC); Mead Corp (MEA); MediaOne Group (UMG); Medtronic, Inc (MDT); Mellon Bank Corp (MEL); Mercantile Bancorp (MTL); Mercantile Stores (MST); Merck & Co
(MRK); Meredith Corp (MDP); Merrill Lynch (MER); MGIC Investment (MTG); Micron Technology (MU); Microsoft Corp (MSFT); Millipore Corp (MIL); Minnesota Min'g/Mfg (MMM); Mirage Resorts (MIR); Mobil Corp (MOB); Monsanto Co (MTC); Moore Corp Ltd (MCL); Morgan (J.P.); (JPM); Morgan Stan Dean Witter (MWD); Morton International (MII); Motorola, Inc (MOT); NACCO Indus Cl'A' (NC); Nalco Chemical (NLC); NationsBank Corp (NB); Natl City Corp (NCC); Natl Semiconductor
(NSM); Natl Service Indus (NSI); Navistar Intl (NAV); New York Times Cl'A'
(NYT); Newell Co (NWL); Newmont Mining (NEM); NEXTEL Communic'ns'A' (NXTL); Niagara Mohawk Pwr (NMK); NICOR Inc (GAS); NIKE, Inc Cl'B' (NKE); Nordstrom, Inc (NOBE); Norfolk Southern (NSC); Northern States Pwr (NSP); Northern Telcm Ltd (NT); Northern Trust (NTRS); Northrop Grumman (NOC); Norwest Corp (NOB); Novell Inc (NOVL); Nucor Corp (NUE); Occidental Petrol'm (OXY); Omnicom Group
(OMC); ONEOK Inc (OKE); Oracle Corp (ORCL); Oryx Energy Co (ORX); Owens-Corning
(OWC); Owens-Illinois (OI); PACCAR Inc (PCAR); Pacific Enterprises (PET); PacifiCorp (PPW); Pall Corp (PLL); Parametric Technology (PMTC); Parker-Hannifin (PH); PECO Energy (PE); Penney (J.C.); (JCP); Pennzoil Co.
(PZL); Peoples Energy (PGL); Pep Boys-Man,Mo,Ja (PBY); PepsiCo Inc (PEP); Perkin-Elmer (PKN); Pfizer, Inc (PFE); PG&E Corp (PCG); Pharmacia & Upjohn
(PNU); Phelps Dodge (PD); Philip Morris Cos (MO); Phillips Petroleum (P); Pioneer Hi-Bred Intl (PHB); Pitney Bowes (PBI); Placer Dome Inc (PDG); PNC Bank Corp (PNC); Polaroid Corp (PRD); Potlatch Corp (PCH); PP&L Resources (PPL); PPG Indus (PPG); Praxair Inc (PX); Procter & Gamble (PG); Progressive Corp,Ohio
(PGR); Providian Financial (PVN); Public Svc Enterpr (PEG); Pulte Corp (PHM); Quaker Oats (OAT); Ralston-Purina Group (RAL); Raychem Corp (RYC); Raytheon Co'B' (RTN.B); Reebok Intl (RBK); Republic New York (RNB); Reynolds Metals
(RLM); Rite Aid (RAD); Rockwell Intl (ROK); Rohm & Haas (ROH); Rowan Cos (RDC); Royal Dutch Petrol (RD); Rubbermaid, Inc (RBD); Russell Corp (RML); Ryder System (R); SAFECO Corp (SAFC); Sara Lee Corp (SLE); SBC Communications (SBC); Schering-Plough (SGP); Schlumberger Ltd (SLB); Schwab(Chas)Corp (SCH); Scientific-Atlanta (SFA); Seagate Technology (SEG); Seagram Co. Ltd (VO); Sealed Air (SEE); Sears,Roebuck (S); Service Corp Intl (SRV); Shared Medical Sys (SMS); Sherwin-Williams (SHW); Sigma-Aldrich (SIAL); Silicon Graphics
(SGI); Snap-On Inc (SNA); Sonat, Inc (SNT); Southern Co (SO); Southwest Airlines (LUV); Springs Industries'A' (SMI); Sprint Corp (FON); St. Jude Medical (STJ); St. Paul Cos (SPC); Stanley Works (SWK); State Street Corp
(STT); Stone Container (STO); Summit Bancorp (SUB); Sun Co (SUN); Sun Microsystems (SUNW); SunAmerica Inc (SAI); SunTrust Banks (STI); Supervalu Inc
(SVU); Synovus Financial (SNV); Sysco Corp (SYY); 3Com Corp (COMS); Tandy Corp
(TAN); Tektronix Inc (TEK); Tele-Communic'A'TCI Group (TCOMA); Tellabs, Inc
(TLAB); Temple-Inland (TIN); Tenet Healthcare (THC); Tenneco Inc (TEN); Texaco Inc (TX); Texas Instruments (TXN); Texas Utilities (TXU); Textron, Inc (TXT); Thermo Electron (TMO); Thomas & Betts (TNB); Time Warner Inc (TWX); Times Mirror 'A' (TMC); Timken Co (TKR); TJX Companies (TJX); Torchmark Corp (TMK); Toys R Us (TOY); Transamerica Corp (TA); Travelers Group (TRV); Tribune Co.
(TRB); Tricon Global Restaurants (YUM); TRW Inc (TRW); Tupperware Corp (TUP); Tyco International (TYC); U S West (USW); U.S. Bancorp (USB); U.S. Surgical
(USS); Unicom Corp (UCM); Unilever N.V. (UN); Union Camp (UCC); Union Carbide
(UK); Union Pacific (UNP); Union Pacific Resources Group (UPR); Unisys Corp
(UIS); United Healthcare (UNH); United Technologies (UTX); Unocal Corp (UCL); UNUM Corp (UNM); US Airways Group (U); UST Inc (UST); USX-Marathon Grp (MRO); USX-U.S. Steel Group (X); V.F. Corp (VFC); Venator Group (Z); Viacom Inc Cl'B' (VIA.B); Wachovia Corp (WB); Wal-Mart Stores (WMT); Walgreen Co (WAG); Warner-Lambert (WLA); Washington Mutual (WAMU); Waste Management (WMX); Wells Fargo (WFC); Wendy's Intl (WEN); Western Atlas (WAI); Westvaco Corp (W); Weyerhaeuser Co (WY); Whirlpool Corp (WHR); Willamette Indus (WLL); Williams Cos (WMB); Winn-Dixie Stores (WIN); WorldCom Inc (WCOM); Worthington Indus
(WTHG); Wrigley, (Wm); Jr (WWY); and Xerox Corp (XRX).

                                     PART C


Item 24.  Financial Statements and Exhibits.

    (a)    Financial Statements Included in Part A:

           Not applicable.

           Financial Statements Included in Part B:

           Not applicable.


    (b)    Exhibits


           *  1(a)    Amended and Restated Declaration of Trust of Registrant
          **  1(b)    Forms of Amendments to Amended and Restated Declaration of Trust
                      of the Registrant
              1(c)    Form of Establishment and Designation of Series of the Registrant
        ****  2(a)    Amended and Restated By-Laws of Registrant
        ****  2(b)    Amendments to Amended and Restated By-Laws of Registrant
              5       Form of Management Agreement between the Registrant and
                      Citibank, N.A., as manager to CitiFunds S&P 500 Index Portfolio
                      (the "Fund")
              6       Form of Amended and Restated Distribution Agreement between the
                      Registrant and CFBDS, Inc. ("CFBDS"), as distributor
          **  8(a)    Custodian Contract between the Registrant and State Street Bank and Trust Company ("State Street"), as custodian
              8(b)    Form of letter agreement adding the Fund to the Custodian
                      Contract with State Street
              9(a)    Form of Amended and Restated Sub-Administrative Services
                      Agreement between Citibank, N.A. and CFBDS
        ****  9(b)    Transfer Agency and Service Agreement between the Registrant and
                      State Street, as transfer agent
              9(c)    Form of letter agreement adding the Fund to the Transfer Agency and Service Agreement with State Street
          **  9(d)    Accounting Services Agreement between the Registrant and State
                      Street, as Fund accounting agent
         ***  15      Service Plan of the Registrant
        ****  25(a)   Powers of Attorney for the Registrant

              25(b)   Powers of Attorney for The Premium Portfolios


---------------------

      * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.
     ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.
     *** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.
     **** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.

Item 25.  Persons Controlled by or under Common Control with Registrant.

        Not applicable.


Item 26.  Number of Holders of Securities.

                    Title of Class                      Number of Record Holders

            Shares of Beneficial Interest                  As of July 9, 1998
                 (without par value)


         CitiFunds S&P 500 Index Portfolio                         0


Item 27.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, filed as an Exhibit hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.

      Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM New York Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves and CitiFundsSM California Tax Free Reserves), CitiFundsSM Tax Free Income Trust (CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM New York Tax Free Income Portfolio), CitiFundsSM Fixed Income Trust (CitiFundsSM Intermediate Income Portfolio and CitiFundsSM Short-Term U.S. Government Income Portfolio), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

      John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins and William R. Rhodes. Other Directors of Citibank are D. Wayne

Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc.; John M. Deutch, Institute Professor, Massachusetts Institute of Technology; Reuben Mark, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard
D. Parsons, President, Time Warner, Inc.; Rozanne L. Ridgway, Former Assistant Secretary of State for Europe and Canada; Robert B. Shapiro, Chairman, President and Chief Executive Officer, Monsanto Company; Frank A. Shrontz, Chairman Emeritus, The Boeing Company; and Franklin A. Thomas, former President, The Ford Foundation.

      Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway           Director, Exxon Corporation
                            Director, General Electric Company
                            Retired Chairman and Chief Executive Officer and
                            Director, PepsiCo, Inc.

Paul J. Collins             Director, Kimberly-Clark Corporation

John M. Deutch              Director, Ariad Pharmaceuticals, Inc.
                            Director, CMS Energy
                            Director, Palomar Medical Technologies, Inc.
                            Director, Cummins Engine Company, Inc.
                            Director, Schlumberger, Ltd.

Reuben Mark                 Director, Chairman and Chief Executive Officer
                            Colgate-Palmolive Company
                            Director, New York Stock Exchange
                            Director, Time Warner, Inc.
                            Non-Executive Director, Pearson, PLC

Richard D. Parsons          Director, Federal National Mortgage Association
                            Director, Philip Morris Companies Incorporated
                            Member, Board of Representatives, Time Warner
                            Entertainment Company, L.P.
                            Director and President, Time Warner, Inc.

John S. Reed                Director, Monsanto Company
                            Director, Philip Morris Companies
                             Incorporated
                            Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes           Director, Private Export Funding
                             Corporation

Rozanne L. Ridgway          Director, 3M
                            Director, Bell Atlantic Corporation
                            Director, Boeing Company
                            Director, Emerson Electric Company
                            Member-International Advisory Board,
                            New Perspective Fund, Inc.
                            Director, RJR Nabisco, Inc.
                            Director, Sara Lee Corporation
                            Director, Union Carbide Corporation

Robert B. Shapiro           Director, Chairman and Chief Executive
                             Officer, Monsanto Company
                            Director, Silicon Graphics

Frank A. Shrontz            Director, 3M
                            Director, Baseball of Seattle, Inc.
                            Director and Chairman Emeritus, Boeing Company
                            Director, Boise Cascade Corp.
                            Director, Chevron Corporation

Franklin A. Thomas          Director, Aluminum Company of America
                            Director, Cummins Engine Company, Inc.
                            Director, Lucent Technologies
                            Director, PepsiCo, Inc.



Item 29.  Principal Underwriters.

      (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM Emerging Asian Markets Equity Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

      (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c) Not applicable.


Item 30.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

     NAME                                          ADDRESS

     CFBDS, Inc.                                   21 Milk Street, 5th Floor
     (administrator and distributor)               Boston, MA 02109

     State Street Bank and Trust Company           1776 Heritage Drive
     (transfer agent, custodian and fund           North Quincy, MA 02171
     accounting agent)

     Citibank, N.A.                                153 East 53rd Street
     (investment adviser)                          New York, NY 10043



Item 31.  Management Services.

      Not  applicable.


Item 32.  Undertakings.

      (a)  Not applicable.

      (b)  Not applicable.

      (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of the CitiFunds S&P 500 Index Portfolio is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 9th day of July, 1998.

                                       CITIFUNDS TRUST II

                                       By: Philip W. Coolidge
                                           --------------------------
                                           Philip W. Coolidge
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 9, 1998.


       Signature                                      Title

   Philip W. Coolidge                         President, Principal Executive Officer and Trustee
   ------------------------
   Philip W. Coolidge

   John R. Elder                              Principal Financial Officer and Principal Accounting
   ------------------------                   Officer
   John R. Elder

   Riley C. Gilley*                           Trustee
   ------------------------
   Riley C. Gilley

   Diana R. Harrington*                       Trustee
   ------------------------
   Diana R. Harrington

   Susan B. Kerley*                           Trustee
   ------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*                      Trustee
   ------------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                           Trustee
   ------------------------
   E. Kirby Warren

   William S. Woods, Jr.*                     Trustee
   ------------------------
   William S. Woods, Jr.

*By:  Philip W. Coolidge
      ---------------------
      Philip W. Coolidge
      Executed by Philip W. Coolidge on
      behalf of those indicated pursuant to
      Powers of Attorney.


                                   SIGNATURES

      The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 10th day of July, 1998.

                                      THE PREMIUM PORTFOLIOS
                                      on behalf of S&P 500 Index Portfolio

                                      By: Philip W. Coolidge
                                          ---------------------------------
                                          Philip W. Coolidge,
                                          President of
                                          The Premium Portfolios

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II has been signed by the following persons in the capacities indicated on July 10, 1998.

          Signature                                   Title

     Philip W. Coolidge                  President, Principal Executive Officer
   -------------------------------       and Trustee
     Philip W. Coolidge

     John R. Elder*                      Principal Financial Officer and
   -------------------------------       Principal Accounting Officer
     John R. Elder

     Elliott J. Berv*                    Trustee
   -------------------------------
     Elliott J. Berv

     Mark T. Finn*                       Trustee
   -------------------------------
     Mark T. Finn

     C. Oscar Morong, Jr.*               Trustee
   -------------------------------
     C. Oscar Morong, Jr.

     Walter E. Robb, III*                Trustee
   -------------------------------
     Walter E. Robb, III

   *By: Philip W. Coolidge
        --------------------------
        Philip W. Coolidge
        Executed by Philip W. Coolidge
        on behalf of those indicated
        as attorney in fact.

                                 EXHIBIT INDEX



Exhibit
No.:     Description:

 1(c)    Form of Establishment and Designation of Series of the Registrant
 5 Form of Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds S&P 500 Index Portfolio (the "Fund")
 6 Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor
 8(b) Form of letter agreement adding the Fund to the Custodian Contract with State Street
 9(a) Form of Amended and Restated Sub-Administrative Services Agreement between Citibank, N.A. and CFBDS
 9(c) Form of letter agreement adding the Fund to the Transfer Agency and Service Agreement with State Street
25(b)    Powers of Attorney for The Premium Portfolios